Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Settlements and loss contingencies (1)	$ 202,036	$ 457,674
Returns reserve	56,033	52,236
Accrued expenses	25,181	20,557
Employees and payroll accruals	23,863	20,179
Accrued income taxes	19,695	18,114
Medicaid and indirect rebates	19,347	16,796
Deferred revenue	5,788	7,583
Marketable securities	3,869	10,266
Lease liability	$ 2,204	$ 1,689
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember	us-gaap:OtherCurrentLiabilitiesMember
Royalties	$ 1,819	$ 2,911
Suppliers of property, plant and equipment	1,452	2,951
Due to customers	1,372	1,764
Legal and audit fees	1,045	1,197
Derivative instruments	281	299
Other	(99)	919
Other current liabilities	$ 363,886	$ 615,135